Taxation (Composition of Income before Tax) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY
Income before income tax expenses
Income from China operations		247,420	239,408	202,271
Loss from non-China operations		(10,839)	(13,451)	(1,311)
Total income before income tax expenses	$ 38,135	236,581	225,957	200,960